UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297
                                                     ---------

                             OPPENHEIMER MIDCAP FUND
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.3%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
ITT Educational Services, Inc. 1                                                             14,600    $        1,132,960
-------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
International Game Technology                                                               273,900            11,903,694
-------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                   204,900            12,080,904
                                                                                                       ---------------------
                                                                                                               23,984,598
-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Harman International Industries, Inc.                                                        45,200             4,274,564
-------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
Coldwater Creek, Inc. 1                                                                     518,600             9,671,890
-------------------------------------------------------------------------------------------------------------------------------
MEDIA--0.2%
E.W. Scripps Co. (The), Cl. A                                                                44,500             2,172,935
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.0%
O'Reilly Automotive, Inc. 1                                                               1,027,300            35,863,043
-------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                               510,700            20,050,082
-------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                        227,900            11,470,207
                                                                                                       ---------------------
                                                                                                               67,383,332
-------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.6%
Coach, Inc. 1                                                                               246,166            11,289,173
-------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                     350,100            28,725,705
                                                                                                       ---------------------
                                                                                                               40,014,878
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
-------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Whole Foods Market, Inc.                                                                    244,200            10,546,998
-------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.2%
-------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Smith International, Inc.                                                                   314,600            12,483,328
-------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.1%
Murphy Oil Corp.                                                                            247,800            12,318,138
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                            216,566            10,930,086
                                                                                                       ---------------------
                                                                                                               23,248,224
-------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--22.5%
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.5%
Affiliated Managers Group, Inc. 1                                                           213,600            23,795,040
-------------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                                       238,200            17,848,326
-------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                          342,600            16,023,402
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                            246,000            25,793,100
                                                                                                       ---------------------
                                                                                                               83,459,868
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.2%
Commerce Bancorp, Inc.                                                                      869,800            29,381,844
-------------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                     311,400            11,957,760
-------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                     359,700            16,927,482
                                                                                                       ---------------------
                                                                                                               58,267,086
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Chicago Mercantile Exchange (The)                                                            34,600            19,490,180

                           1 | Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.5%
AMBAC Financial Group, Inc.                                                                 195,900    $       17,258,790
-------------------------------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                                         739,500            20,942,640
-------------------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                                     511,000            23,025,660
                                                                                                       ---------------------
                                                                                                               61,227,090
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.6%
CB Richard Ellis Group, Inc., Cl. A 1                                                       762,200            28,666,342
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--16.7%
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.7%
Bard (C.R.), Inc.                                                                           415,000            34,245,800
-------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                                                  168,400            14,450,404
-------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                              406,700            21,384,286
-------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                              575,052            26,527,149
                                                                                                       ---------------------
                                                                                                               96,607,639
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Coventry Health Care, Inc. 1                                                                603,025            31,085,939
-------------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                                      276,800            14,053,136
                                                                                                       ---------------------
                                                                                                               45,139,075
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--1.6%
Cerner Corp. 1                                                                              403,900            18,147,227
-------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.4%
Covance, Inc. 1                                                                             427,300            26,343,045
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.9%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Rockwell Collins, Inc.                                                                      515,000            35,128,150
-------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
C.H. Robinson Worldwide, Inc.                                                               178,400             9,464,120
-------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                179,500             7,662,855
                                                                                                       ---------------------
                                                                                                               17,126,975
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.7%
Corporate Executive Board Co. (The)                                                         257,900            23,399,267
-------------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                                          374,500            28,836,500
                                                                                                       ---------------------
                                                                                                               52,235,767
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.7%
Donaldson Co., Inc.                                                                         534,700            18,832,134
-------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.9%
Fastenal Co.                                                                                558,800            20,832,064
-------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.4%
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Trimble Navigation Ltd. 1                                                                   220,400            12,470,232
-------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--9.8%
Alliance Data Systems Corp. 1                                                               519,200            35,269,256
-------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                      340,900            29,075,361
-------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                       637,400            24,068,224
-------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                            220,300             5,573,590
-------------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                                                   400,200            15,995,994
                                                                                                       ---------------------
                                                                                                              109,982,425

                           2 | Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
FormFactor, Inc. 1                                                                          385,900    $       15,686,835
-------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                  750,900            26,101,284
                                                                                                       ---------------------
                                                                                                               41,788,119
-------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--9.7%
Adobe Systems, Inc. 1                                                                       578,200            22,474,634
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                               645,900            22,399,812
-------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                      368,900            11,683,063
-------------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                              436,650            25,360,632
-------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                              856,800            26,946,360
                                                                                                       ---------------------
                                                                                                              108,864,501
-------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.3%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%
Ecolab, Inc.                                                                                578,400            25,391,759
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
NeuStar, Inc., Cl. A 1                                                                      291,500             9,004,435
-------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
NII Holdings, Inc. 1                                                                        113,200             8,354,160
                                                                                                       ---------------------
Total Common Stocks (Cost $858,107,127)                                                                     1,092,271,980
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.8%
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET--1.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%  2,3
(Cost $20,037,708)                                                                       20,037,708            20,037,708
-------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $878,144,835)                                                99.5%        1,112,309,688
-------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 0.5             5,670,855
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%   $    1,117,980,543
                                                                                 ===========================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Rate shown is the 7-day yield as of January 31, 2007.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                           3 | Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


                                                                      SHARES        GROSS         GROSS             SHARES
                                                            OCTOBER 31, 2006    ADDITIONS    REDUCTIONS   JANUARY 31, 2007
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                15,374,147   46,980,043    42,316,482        20,037,708


                                                                                                                  DIVIDEND
                                                                                              VALUE                 INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                                     $ 20,037,708             $  157,355



NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including

                           4 | Oppenheimer MidCap Fund

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $       878,201,062
                                                      ====================

Gross unrealized appreciation                         $       247,594,870
Gross unrealized depreciation                                 (13,486,244)
                                                      --------------------
Net unrealized appreciation                           $       234,108,626
                                                      ====================


                           5 | Oppenheimer MidCap Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007